LEASES - Supplemental cash flows information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	¥ 3,652,435	¥ 3,413,301	¥ 2,928,198
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 11,427,030	¥ 5,749,581	¥ 5,631,276